Income Taxes	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Income Taxes

13. Income Taxes

The components of the benefit from income taxes consist of the following (in thousands):

	Year Ended December 31,
	2024	2023
Deferred:
Deferred benefit	$2,585	$5,776
Deferred tax asset valuation allowance	(2,585)	(5,776)
Total benefit from income taxes	$—	$—

The Company’s effective tax rate differs from the federal statutory rate primarily due to the tax expense impact of nondeductible equity compensation and other permanent differences, tax credits, state taxes, and the valuation allowance.

A reconciliation of the Company’s effective tax rate to the statutory federal income tax rate is as follows:

	Year Ended December 31,
	2024	2023
Tax benefit at statutory rate	21.0%	21.0%
State income taxes, net of federal benefit	0.2%	1.5%
Permanent items	(0.6)%	(11.8)%
Federal business credits	(0.8)%	(0.4)%
Valuation allowance	(14.9)%	(10.3)%
Other	(4.9)%	—%
Effective income tax rate	—%	—%

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes, as well as net operating loss carryforwards and research and development credit carryforwards.

The components of deferred tax assets and liabilities consisted of the following (in thousands):

	Year Ended December 31,
	2024	2023
Deferred tax assets:
Net operating loss carryforwards	$43,283	$41,156
Startup/organization costs	3,130	3,865
Tax credits	1,828	1,960
Capitalized research and development	3,720	—
Other	1,251	3,685
Total deferred tax assets	53,212	50,666
Valuation allowance	(52,779)	(50,228)
Net total deferred tax assets	433	438
Deferred tax liabilities:
Derivative instruments	(194)	(418)
Other	(239)	(20)
Total deferred tax liabilities	(433)	(438)
Net deferred tax assets	$—	$—

The reconciliation of tax contingencies is as follows (in thousands):

	Year Ended December 31,
	2024	2023
Gross tax contingencies - January 1	$516	$545
Gross decreases for current year	—	(29)
Gross increases for current year	964	—
Gross tax contingencies - December 31	$1,480	$516

The change in valuation allowance was $3.3 million and $5.8 million for the years ended December 31, 2024 and 2023, respectively.

As of December 31, 2024, the Company had federal tax net operating loss carryforwards of $193.0 million which will be available to offset earnings during the carryforward period. Additionally, as of December 31, 2024, the Company had state net operating loss carryforwards of $51.0 million. If not used, these carryforwards, including federal tax carryforwards generated prior to December 31, 2017, expire in 2025 continuing through 2035. As a result of the Tax Cuts and Jobs Act, the federal tax net operating loss carryforwards generated in the years ended December 31, 2018 through 2022 do not expire. In addition, significant changes in ownership of the Company as defined in Section 382 of the Internal Revenue Code could put limitations on the availability of the net operating loss carryforwards. Currently, no analysis has been performed to determine the applicability of the limitations if any that may have occurred to date.

As of December 31, 2024, the Company had federal research and development credits carryforwards of $1.6 million. Additionally, the Company had gross state research and development credits carryforwards of $0.8 million as of December 31, 2024. Both the federal and state research and development credits carryforwards will be available to offset earnings during the carryforward period. If not used, these credits expire in 2025 continuing through 2035.

The impact of an uncertain tax position taken or expected to be taken on an income tax return must be recognized in the consolidated financial statements at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant taxing authority. An uncertain income tax position will not be recognized in the consolidated financial statements unless it is more likely than not of being sustained. As of December 31, 2024, the Company recorded an uncertain tax benefit within other liability on the consolidated balance sheet in the amount of $0.1 million resulting from a refund remitted to the Company during the year ended December 31, 2024 related to payments and carryforwards reported by Anzu on its final tax return prior to the Business Combination on September 29, 2023.

Subsequently, during the year ended December 31, 2024, the Company received a notice from the Internal Revenue Service (“IRS”) indicating an additional refund of $0.8 million is to be remitted to the Company. This refund is also considered to be the result of estimated tax payments made by Anzu as reported on its short period tax return filed for the period January 1, 2023 to September 29, 2023, prior to the Business Combination. The Company is uncertain whether the IRS treated the transaction as an IRC 368(a)(1)(F) reorganization (“F reorganization”) or as an IRC 368(a)(1)(A) reorganization (“A reorganization”). As of December 31, 2024, the Company recorded a receivable on its consolidated balance sheets in the amount of $0.8 for this refund. The Company has determined that it is appropriate to retain the funds, once received, under the premise that the transaction was treated as an F reorganization rather than an A reorganization, however, given the uncertainty of that outcome, the Company will establish an uncertain tax position liability as of December 31, 2024. The Company received the refund during the first quarter of 2025.

The Company has reduced its deferred tax asset for research and development credit by $0.5 million and $0.5 million for uncertain tax positions as of December 31, 2024 and 2023, respectively.

The Company currently files income tax returns in Arizona, Maryland, Michigan, Minnesota, Texas, and Vermont. Due to the previous losses incurred, the Company is subject to income tax examination by tax authorities since inception. The Company has not been, nor is it currently, under examination by any tax authorities.